Acquisition - Results of Acquiree since Acquisition Date (Details) - RF Power $ in Millions	4 Months Ended
Jun. 24, 2018 USD ($)
Business Acquisition [Line Items]
Revenue	$ 29.0
Net loss from continuing operations	$ (11.7)